Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cost or Amortized Cost
Cost or Amortized Cost	$ 46.7	$ 51.2
Fair Value
Total	48.7	$ 54.6
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	1.3
Due after one year through five years	23.0
Due after five years through ten years	5.8
Due after ten years	6.3
Total, single maturity	36.4
Fair Value
Due in one year or less	1.4
Due after one year through five years	23.3
Due after five years through ten years	6.1
Due after ten years	7.5
Total, single maturity	38.3
Asset-backed
Cost or Amortized Cost
Total, without single maturity	7.9
Fair Value
Total, without single maturity	7.9
Residential mortgage-backed
Cost or Amortized Cost
Total, without single maturity	2.4
Fair Value
Total, without single maturity	$ 2.5